Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001852575
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Strategic Storage Trust VI, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56545
Entity Tax Identification Number	85-3494431
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE